Fair values of financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair value, recurring basis - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Level 1
Assets
Cash and cash equivalents	$ 1,115	$ 1,542
Restricted cash	242	461
Marketable securities	11	57
Level 3
Assets
Related party loans receivable	35	43
Temporary equity
Redeemable non-controlling interest	57	38
Level 2 | Interest rate cap
Assets
Interest rate cap	$ 3	$ 39